SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION
NOTE 17:-	SHARE‑BASED COMPENSATION

a.	Expense recognized in the financial statements:

The expenses that was recognized for services received from employees and directors is as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenues	372	504	188
Research and development	511	752	488
Selling and marketing	669	765	204
General and administrative	1,107	1,150	483

Total share-based compensation	2,659	3,171	1,363

b.	Share-based payment plan for employees and directors:

The Company has reserved for issuance stock options a total of 3,229,386 ordinary shares.

As of December 31, 2017, 1,294,651 ordinary shares of the Company were still available for future grant. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Options granted under the Company's 2003 Israeli Share Option Plan ("Plan") are exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

In March 2014, the Company adopted and obtained shareholder approval for its 2014 Equity Incentive Plan (the “2014 Plan”). Options granted under the Company's 2014 Plan are exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price or cashless exercise. The options generally vest over a period of three or four years.

c.	Share options activity:

The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors:

	2015		2016		2017
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding at beginning of year	1,902,324	7.98	2,313,224	9.35	2,181,075	9.62
Granted	739,500	9.27	47,500	8.56	40,000	6.72
Exercised	(300,000)	0.09	(80,149)	0.09	(79,624)	0.09
Forfeited	(28,600)	12.69	(99,500)	10.80	(206,716)	8.93

Outstanding at end of year	2,313,224	9.35	2,181,075	9.62	1,934,735	10.02

Exercisable at end of year	1,535,055	9.39	1,401,866	9.35	1,562,235	10.25

The following table summarizes information about share options outstanding as of December 31, 2017:

	Options outstanding as of December 31, 2017
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

2.63	208,332	0.86	2.63
7.26 ‑ 9.82	903,703	6.49	9.06
12.89 ‑ 13.76	822,700	5.92	12.94

Total	1,934,735	5.64	10.02

The fair value of the options granted to employees and directors at the grant date for the years ends December 31, 2015, 2016 and 2017 was $4,336, $193 and $172, respectively.

1.
On December 23, 2015, the Company's Board of Directors approved the grant of 70,000 options to purchase ordinary shares under the Plan for an exercise price of $ 9.58 per share to the CEO of the Company which was approved by the shareholder's general meeting on January 28, 2016.

2.
On June 9, 2016, the shareholders' general meeting of the Company approved to extend the exercise period of certain options previously granted to the CEO. The Fair Value of the extension of the Options, as of the modification date, was estimated at approximately $39.

3.
On June 22, 2017, the Company's Board of Directors approved the grant of 40,000 options to purchase ordinary shares under the Plan, for an exercise price of $ 6.72 per share to certain new Board members of the Company. The fair value of the options granted, as of the grant date, was estimated at approximately $172.

d.
The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2015, 2016 and 2017 was estimated using the binomial option pricing models using the following assumptions:

	December 31,
	2015	2016	2017

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	71	72	63
Risk‑free interest rate (%)	0.25-2.24	0.28-2.0	1.22-2.15
Early exercise factor (%)	100-150	100-150	150
Weighted average share prices (Dollar)	8.98	8.56	7.80

The expected share price volatility is based on the historical equity volatility of the share prices of comparable companies that are publicly traded, as there is no sufficient historical trading data for the Company.